Inventories	12 Months Ended
Mar. 31, 2023
Classes of current inventories [abstract]
Inventories
10.
Inventories

Inventories consist of the following:

	As of March 31,
	2023		2022
Raw materials	Rs.	12,075	Rs.	13,707
Work-in-progress		11,698		12,886
Finished goods (includes stock-in-trade)		20,971		20,491
Packing materials, stores and spares		3,926		3,800
	Rs.	48,670	Rs.	50,884

Details of inventories recognized in the consolidated income statement are as
follows:

	For the Year Ended March 31,
	2023		2022		2021
Raw materials, consumables and changes in finished goods and work in progress	Rs.	71,708	Rs.	69,838	Rs.	58,268
Inventories write-down		4,869		4,584		2,521

During the years ended March 31, 2023 and 2022, amount
s
of Rs.3,111 and Rs.691
,
 respectively, representing government grants
,
has been accounted for as a reduction from cost of revenues.